As filed with the Securities and Exchange Commission on January 29, 1999
                                                      Registration No. 333-33831


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.                       [ ]

                         Post-Effective Amendment No. 1                      [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                 Amendment No. 2                             [X]

                              BACK BAY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5220

                               BERNADETTE N. FINN
                       Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and Address of Agent for Service)

               Copy to:       MICHAEL R. ROSELLA, Esq.
                              Battle Fowler LLP
                              75 East 55th Street
                              New York, New York  10022

Approximate Date of Proposed Public Offering:
                                             ----------------------

It is proposed that this filing will become effective:  (check appropriate box)

          [ ]  immediately upon filing pursuant to paragraph (b)
          [ ]  on (Date) pursuant to paragraph (b)
          [X]  60 days after filing pursuant to paragraph (a)
          [ ]  on (date) pursuant to paragraph (a) of Rule 485
          [ ]  75 days after filing pursuant to paragraph (a)(2)
          [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:


          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                              BACK BAY FUNDS, INC.
                       Registration Statement on Form N-1A

                             -----------------------

                             CROSS REFERENCE SHEET -
                             Pursuant to Rule 404(c)
                             -----------------------


Part A
Item No.                                         Prospectus Heading
--------                                         ------------------


1.  Front and Back Cover Pages                   Cover Page; Back Page

2.  Risk/Return Summary:                         Risk/Return Summary:
    Investments, Risks and Performance           Investments, Risks and Performance

3.  Risk/Return Summary:
    Fee Table                                    Fee Table

4.  Investment Objectives, Principal             Investment Objectives, Principal
    Investment Strategies and Related Risks      Investment Strategies and Related Risks

5.  Management's Discussion of
    Fund Performance                             Not Applicable

6.  Management, Organization and                 Management, Organization and
    Capital Structure                            Capital Structure

7.  Shareholder Information                      Shareholder Information

8.  Distribution Arrangements                    Distribution Arrangements

9.  Financial Highlights Information             Financial Highlights



Part B
Item No.                                         Caption in Statement of Additional Information
-----------------------------------------------------------------------------------------------

10. Cover Page and Table of Contents             Cover Page and Table of Contents

11. Fund History                                 Fund History

12. Description of the Fund and Its              Description of the Fund and Its
    Investments and Risks                        Investments and Risks

13. Management of the Fund                       Management of the Fund

14. Control Persons and Principal Holders        Control Persons and Principal Holders
    of Securities                                of Securities

15. Investment Advisory and                      Investment Advisory and
    Other Services                               Other Services

16. Brokerage Allocation and                     Brokerage Allocation and
    Other Practices                              Other Practices

17. Capital Stock and Other                      Capital Stock and Other
    Securities                                   Securities

18. Purchase, Redemption and                     Purchase, Redemption and
    Pricing of Shares                            Pricing of Shares

19. Taxation of the Fund                         Taxation of the Fund

20. Underwriters                                 Underwriters

21. Calculation of Performance Data              Calculation of Performance Data

22. Financial Statements                         Financial Statements


--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.                                              PROSPECTUS
Class A Shares; Class B Shares; Class C Shares                    March 30, 1999

================================================================================



         The investment objective of the Total Return Bond Fund is to maximize total return. The generation of income is a secondary objective. The minimum initial purchase is $1,000,000.




         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



--------------------------------------------------------------------------------

Contents
--------

Risk/Return Summary: Investments, Risks,                              Management, Organization and
 and Performance................................. 2                     Capital Structure.............................. 12
Fee Table........................................ 5                     Shareholder Information........................ 12
Investment Objectives, Principal                                      Tax Consequences................................. 18
  Investment Strategies                                               Distribution Arrangements........................ 20
  and Related Risks.............................. 6                   Financial Highlights............................. 22


--------------------------------------------------------------------------------


794232.3

I.  RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND PERFORMANCE



Investment Objectives

The Fund is currently comprised of the Total Return Bond Fund. The objective of the Portfolio is to seek to maximize total return. The generation of income is a secondary objective. There is no assurance that the Portfolio will achieve its investment objective.


Principal Investment Strategies

The Portfolio will seek to achieve its objectives by investing primarily in higher quality, fixed and floating-rate debt instruments. Since the Fund was created for tax-exempt retirement plans, the tax consequences of portfolio activity are not an investment consideration. A minimum of 80% of the Portfolio's total assets will be invested in investment grade debt instruments issued by corporations based in the United States and abroad. No more than 20% of the total assets of the Portfolio may be invested in instruments which are below investment grade quality. With respect to the investment allocation of the below investment grade quality securities of the Portfolio, as a percentage of the total net assets, at least 15% of the Portfolio must be invested in instruments which are rated by a nationally recognized statistical rating organization with the highest below investment grade rating ("BB" or "Ba", respectively). Further, no more than 5% of the total assets may have a split rating of "B/BB" or "Ba/B" and no instrument may be rated below "B" at the time of investment. However, under normal market conditions the Manager anticipates purchasing instruments that are rated at least "BB" or "Ba".

No more than 10% of the Portfolio's total assets may be invested in non-dollar denominated foreign obligations issued by corporations and/or governments and agencies thereof. Additionally, no more than 5% of the total net assets may be invested in dollar denominated emerging market debt. Also, the Manager expects to maintain a duration to within one and one half years of the duration of the Lehman Aggregate Index.

The percentage limitations referred to above apply at the time an investment is made by the Portfolio. If a security is downgraded subsequent to its purchase by the Portfolio, the Manager will consider whether the investment remains appropriate for the Portfolio, even if retention would cause the Portfolio to exceed these percentage limitations.


Principal Risks

The primary risk associated with an investment in fixed and floating-rate debt instruments is that the issuer of the instrument will default on principal and/or interest payments when due on the instrument. Such a default would have the effect of lessening the return of the Portfolio and/or the value of the Portfolio's shares. Also, rising interest rates will generally have the effect of decreasing the value of fixed-income debt instruments and falling interest rates will decrease the amount of income generated by floating-rate debt instruments. Additionally, rising interest rates will have a greater adverse affect on the value of "stripped" securities and zero coupon securities than such rising rates would have on coupon bonds, and large increases in interest raises may cause a substantial loss of the value of these instruments. The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value and the loss of money is a risk of investing in the Portfolio.

794232.3

Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality and are considered high yield, high risk securities. They are commonly known as "junk bonds." Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. They generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities.

The Portfolio may lend its portfolio securities to qualified institutions as determined by the Manager. By lending its portfolio securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. The Portfolio will not lend its portfolio securities without deposit by the borrower with the Fund's custodian of collateral equal to at least the market value of the securities loaned plus any accrued interest on such securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Although relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Manager and will be considered in making decisions with respect to lending of securities, the party borrowing from the Portfolio may default on payment of interest due on the loan and it is possible that the loan will not be repaid. The Manager is unable to predict whether a borrower from the Portfolio will default on its loan obligations. The Portfolio will not lend portfolio securities if, as a result, the aggregate of such loan exceeds 33% of the value of the Portfolio's total assets (including such loans).

The Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Securities issued by foreign issuers may be subject to additional investment risks compared to an investment in securities of United States domestic issuers. Such additional risks include future adverse political or economic developments in a foreign jurisdiction, sudden changes in foreign laws regarding the regulation of and rights attached with such investments and unfavorable changes in currency exchange rates or exchange control regulations.

The Portfolio may also invest in the securities of emerging markets. Investments in emerging markets include investments in countries whose economies and/or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments as discussed above) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in security settlement procedures. An investment in the securities of emerging market issuers is considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.

Risk/Return Bar Chart and Table

The following bar chart and table may assist in your decision to invest in the Portfolio. The bar chart shows the average annual returns of the Portfolio for the life of the Portfolio. The table shows how the Portfolio's average annual returns for a one year period compare with that of the Lehman Aggregate Index. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.

794232.3

                                GRAPHIC OMITTED



(1) As of December 31, 1998, the Fund's Portfolio had a year-to-date return of ___________%.

(2) The Fund's Portfolio's highest quarterly return was _______% for the quarter ended _______ ___, 19__; the lowest quarterly return was ____% for the quarter ended _______ __, 19__.

(3) Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.


Average Annual Total Returns
Total Return Bond Fund
----------------------------
                                                Class A                Class B            Class C
                                                -------                -------            -------

For the period ended
December 31, 1998

One Year                                        _____%                 _____%             _____%

Average Annual Total Returns
Lehman Aggregate Index
----------------------------

For the period ended
December 31, 1998

One Year                                        _____%


794232.3

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares in any of the Fund's portfolios.


                                                                   Total Return Bond Fund
                                          -------------------------------------------------------------------------------
                                                       Class A               Class B              Class C
                                                       -------               -------              -------

Management Fees                                        .085%                 .085%                 .085%
Distribution and Service (12b-1) Fees                  None                  .25%                  .25%
Other Expenses                                         .315%                 .315%                 .465%
     Administration Fees                       .15%     _____        .15%     _____        .15%    _____
Total Fund Operating Expenses                          .40%                  .65%                  .80%




[The Manager voluntarily waived a portion of the Administrative Fees with respect to Class A, B and C shares. After such waivers the Administrative Fees for the Total Return Bond Fund for Class A were ___%, for Class B were ___% and for Class C were ___%, and the actual Total Fund Operating Expenses for Class A were ___%, for Class B were ___% and for Class C were __%.]

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 year     3 years   5 years     10 years

                                 Class A:      $______    $______   $_______    $_______
  Total Return Bond Fund         Class B:      $______    $______   $_______    $_______
                                 Class C:      $______    $______   $_______    $_______


794232.3

II. INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS


Investment Objectives


The objective of the Portfolio is to seek to maximize total return. The generation of income is a secondary objective. There can be no assurance that the Fund will achieve its investment objective.

The investment objectives of the Portfolio described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the portfolio that would be affected by such a change. The investment strategies of a portfolio are not fundamental and may be changed without shareholder approval.


Principal Investment Strategies and Related Risks

The Portfolio will seek to achieve its objectives by investing primarily in higher quality, fixed and floating-rate debt instruments. Since the Fund was created for tax-exempt retirement plans, the tax consequences of portfolio activity are not an investment consideration. A minimum of 80% of the Portfolio's total assets will be invested in investment grade debt instruments issued by corporations based in the United States and abroad. No more than 20% of the total assets of the Portfolio may be invested in instruments which are below investment grade quality. With respect to the investment allocation of the below investment grade quality securities of the Portfolio, as a percentage of the total net assets, at least 15% of the Portfolio must be invested in instruments which are rated by a nationally recognized statistical rating organization with the highest below investment grade rating ("BB" or "Ba", respectively). Further, no more than 5% of the total assets may have a split rating of "B/BB" or "Ba/B" and no instrument may be rated below "B" at the time of investment. However, under normal market conditions the Manager anticipates purchasing instruments that are rated at least "BB" or "Ba".

No more than 10% of the Portfolio's total assets may be invested in non-dollar denominated foreign obligations issued by corporations and/or governments and agencies thereof. Additionally, no more than 5% of the total net assets may be invested in dollar denominated emerging market debt. Also, the Manager expects to maintain a duration to within one and one half years of the duration of the Lehman Aggregate Index.

The percentage limitations referred to above apply at the time an investment is made by the Portfolio. If a security is downgraded subsequent to its purchase by the Portfolio, the Manager will consider whether the investment remains appropriate for the Portfolio, even if retention would cause the Portfolio to exceed these percentage limitations.

The Total Return Bond Fund is to attain its investment objectives through investments in the following securities and transactions.


(i) Fixed Income Securities: The Portfolio invests principally in fixed-income securities. Because interest rates vary, it is impossible to predict the income of the Portfolio for any particular period. The net asset value of the Portfolio shares will vary as a result of changes in the value of the bonds and other securities in the Portfolio.

Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers. Fixed-income securities may also be backed by specific assets (such as mortgages or other receivables) that have been

794232.3
set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.


Fixed-income securities are subject to market and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest. In the case of municipal bonds, the issuer may make these payments from money raised through a variety of sources, including (1) the issuer's general taxing power, (2) a specific type of tax such as a property tax, or (3) a particular facility or project such as a highway. The ability of an issuer of municipal bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. U.S. Government Securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. Prepayment or call risk both involve the risk that the issuer will repay the Portfolio the principal on the security before it is due, thus depriving the Portfolio of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of the Portfolio's investments in fixed-income securities will also cause the Portfolio's net asset value to increase or decrease.

(ii) Convertible Securities: The convertible securities in which the Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. Convertible securities generally have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They usually participate to a lesser degree in the appreciation or other depreciation of the underlying stock into which they are convertible.

(iii) United States Government Securities: The United States securities in which the Portfolio may invest include short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality. Although obligations of federal agencies and instrumentalities are not debts of the United States Treasury, in some cases payment of interest and principal on such obligations is guaranteed by the United States Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank.

794232.3

(iv) Foreign and Emerging Market Securities: Foreign Government Securities and foreign corporate securities present risks not associated with investments in U.S. Government or corporate securities.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Portfolio may purchase securities denominated in foreign currencies, a change in the value of any such currency relative to the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.


In addition, although the Portfolio's income may be received or realized in foreign currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Portfolio's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Portfolio could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will also increase.

There may be less information publicly available about a foreign corporate or government issuer than about an U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commission and other fees in some circumstances may be higher than in the United States. With respect to certain foreign countries, there is a possibility of expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations. The Portfolio may have limited legal recourse should a foreign government be unwilling or unable to repay the principal or interest owed.

The Portfolio may also invest in the securities of emerging markets. Investments in emerging markets include investments in countries whose economies and/or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments as discussed above) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in security settlement procedures.

In addition, the Portfolio may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank of Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

794232.3

Portfolio securities which are listed on foreign exchanges may be traded on days that the Portfolio does not value its securities, such as Saturdays and the customary United States business holidays on which the New York Stock Exchange ("NYSE") is closed. As a result, the net asset value of the shares of the Portfolio may be significantly affected on days when shareholders do not have access to the Fund.

In determining whether to invest in securities of foreign issuers, the Manager will consider the likely effects of foreign taxes on the net yield available to the Portfolio and its shareholders. Compliance with foreign tax law may reduce the Portfolio's net income available for distribution to shareholders.

(v) Lower Rated Fixed-Income Securities: Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities, including U.S. Government and many Foreign Government Securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be also more dependent on the fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be also more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. The lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P, Moody's, Fitch and Duff & Phelps, please refer to the Statement of Additional Information's Appendix A -- "Description of Bond Ratings."

(vi) Mortgage-Related Securities: Mortgage-related securities, such as GNMA or FNMA certificates, differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Portfolio purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the effect of increasing yield to maturity. If the Portfolio purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Portfolio, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates, they are likely to appreciate less than other fixed-income securities because of the risk of prepayments. In addition, an increase in interest rates would also increase the inherent volatility of the Portfolio by increasing the average life of the portfolio securities.

(vii) Lending of Securities: The Portfolio may lend its portfolio securities to qualified institutions as determined by the Manager. By lending its portfolio securities, the

794232.3

Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.


The Portfolio will not lend portfolio securities if, as a result, the aggregate of such loan exceeds 33% of the value of the Portfolio's total assets (including such loans). Repurchase agreements may be considered loans to the seller of the underlying security. Relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Manager, and will be considered in making decisions with respect to lending of securities, subject to review by the Fund's Board of Directors. However, the party borrowing from the Portfolio may default on payment of interest due on the loan and it is possible that the loan will not be repaid. The Manager is unable to predict whether a borrower from the Portfolio will default on its loan obligations. The Portfolio may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and their reasonableness is determined by the Fund's Board of Directors.

Portfolio Turnover

Purchases and sales are made for the Portfolio whenever necessary, in the Manager's opinion, to meet the Portfolio's objective. The turnover rate of the Portfolio for the fiscal year ended November 30, 1998 was ___%. Portfolio turnover may involve the payment by the Portfolio of dealer spreads or underwriting commissions, and other transactions costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Portfolio which could have an adverse effect on the Portfolio's total rate of return. Since the Fund was created for tax-exempt retirement plans, the tax consequences of Portfolio activity are not an investment consideration.

Buy/Sell Decisions

The Fund's investment manager considers the following factors when buying and selling securities for each of the Portfolios: (i) availability of cash, (ii) redemption requests, (iii) total return management, (iv) credit management, and
(v) securities' duration.


Risks

The primary risk associated with an investment in fixed and floating-rate debt instruments is that the issuer of the instrument will default on principal and/or interest payments when due on the instrument. Such a default would have the effect of lessening the income generated by the Portfolio and/or the value of the Portfolio's shares. Also, rising interest rates will generally have the effect of decreasing the value of fixed-income debt instruments and falling interest rates will decrease the amount of income generated by floating-rate debt instruments. The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value and the loss of money is a risk of investing in the Portfolio.

Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.

The Portfolio may lend its portfolio securities to qualified institutions as determined by the Manager. By lending its portfolio securities, the Portfolio attempts to increase its

794232.3
income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Although relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Manager and will be considered in making decisions with respect to lending of securities, the party borrowing from the Portfolio may default on payment of interest due on the loan and it is possible that the loan will not be repaid. The Manager is unable to predict whether a borrower from the Portfolio will default on its loan obligations. The Portfolio will not lend portfolio securities if, as a result, the aggregate of such loan exceeds 33% of the value of the Portfolio's total assets (including such loans).

The Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Securities issued by foreign issuers may be subject to additional investment risks compared to an investment in securities of United States domestic issuers. Such additional risks include future adverse political or economic developments in a foreign jurisdiction, sudden changes in foreign laws regarding the regulation of and rights attached with such investments and unfavorable changes in currency exchange rates or exchange control regulations.

The Portfolio may also invest in the securities of emerging markets. Investments in emerging markets include investments in countries whose economies and/or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments as discussed above) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in security settlement procedures. An investment in the securities of emerging market issuers is considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.

As the year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Manager is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Manager does not expect that the Fund will incur material costs to be year 2000 compliant. Although the Manager does not anticipate that the year 2000 issue will have a material impact on the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the year 2000 will be sufficient to avoid an adverse impact on the Fund. The Year 2000 Problem may also adversely affect issuers of the Securities contained in the Portfolio to varying degrees based upon various factors, and thus may have a corresponding adverse effect on the Portfolio's performance. The Manager is unable to predict what effect, if any, the Year 2000 Problem will have on such issuers.

794232.3

III. MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Fund's investment adviser is Back Bay Advisors, L.P. (the "Manager"). The Manager is a Delaware limited partnership with its principal office at 399 Boylston Street, Boston Massachusetts 02116-3310. The Manager provides discretionary investment management services to mutual funds and other institutional investors. Formed in 1986, the Manager now manages 14 mutual fund portfolios and as of [June 30, 1997,] was investment manager, adviser or supervisor with respect to assets aggregating in excess of [$7] billion, primarily mutual fund and institutional fixed income portfolios. Ms. Catherine
L. Bunting and Mr. Peter W. Palfrey are primarily responsible for the day to day investment management of the Portfolio. Ms. Bunting has served as Senior Vice President of the Manager since 1988. Mr. Palfrey has served as Senior Vice President of the Manager since 1993.

Pursuant to the investment Management Contract for the Portfolio, the Manager manages the Portfolio's portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of directors of the Portfolio. Under the Investment Management Contract, the Portfolio will pay an annual management fee of .085% of the Portfolio's average daily net assets. The management fees are accrued daily and paid monthly. The Manager, at its discretion, may voluntarily waive all or a portion of the Management Fee. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Portfolio Shares.

IV.      SHAREHOLDER INFORMATION

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from Participating Organizations and from investors directly.

Pricing of Fund Shares

The Fund determines the net asset value of the shares of the Portfolio (computed separately for each Class of shares) of the Portfolio as of 4:00 p.m., New York City time, by dividing the value of each Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of the Portfolio at the time the determination is made. The Portfolio determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means any day on which the New York Stock Exchange is open for trading. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order. The Portfolio may have portfolio securities that are primarily listed on foreign exchanges that trade on weekdays or other days when the Fund does not price its shares, thus the Portfolio's shares may change on days when Shareholders will not be able to purchase or redeem the Portfolio's Shares.

Municipal obligations are priced on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The valuations provided by such pricing service will be based upon fair market value determined on the basis of the factors listed above. If a pricing service is not used, municipal obligations will be valued at quotated prices provided by municipal bond dealers. Non-tax-exempt securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in 60

794232.3
days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by the Board of Directors.

How to Purchase and Redeem Shares

Investors who have accounts with Participating Organizations may invest in the Fund through their Participating Organizations in accordance with the procedures established by the Participating Organizations. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. Certain Participating Organizations are compensated by the Distributor from its Shareholder Servicing Fee and by the Manager from its management fee for the performance of these services. An investor who purchases shares through a Participating Organization that receives payment from the Manager or the Distributor will become a Class B or Class C shareholder. All other investors, and investors who have accounts with Participating Organizations but who do not wish to invest in the Portfolio through their Participating Organizations, may invest in the Portfolio directly as Class A shareholders of the Portfolio and not receive the benefit of the servicing functions performed by a Participating Organization. Class A shares may also be offered to investors who purchase their shares through Participating Organizations who do not receive compensation from the Distributor or the Manager. The Manager pays the expenses incurred in the distribution of Class A shares. Participating Organizations whose clients become Class A shareholders will not receive compensation from the Manager or Distributor for the servicing they may provide to their clients. With respect to each Class of shares, the minimum initial investment in the Fund with respect to the Portfolio is $1,000,000. The minimum amount for subsequent investments is $10,000 for all shareholders.

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent which accepts orders for purchases and redemptions from the Distributor and from shareholders directly.

In order to maximize earnings on the Portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in Funds of Federal Reserve member banks on deposit at a Federal Reserve bank (commonly known as "Federal Funds"). Accordingly, the Fund does not accept a subscription or invest an investor's payment in portfolio securities until the payment has been converted into Federal Funds.

Shares will be issued as of the first determination of the Fund's net asset value per share for each Class made after acceptance of the investor's purchase order. An investor's funds will not be invested by the Fund during the period before the Fund's receipt of Federal Funds and its issuance of Fund shares. The Fund reserves the right to reject any purchase order.

Shares are issued as of 4:00 p.m., New York City time, on any Fund Business Day on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 4:00 p.m., New York City time. Fund shares begin accruing income on the day after the shares are issued to an investor.

There is no redemption charge, no minimum period of investment and no restriction on frequency of withdrawals. The Fund may make any redemption in kind. In all other cases, proceeds of redemptions are paid by check or bank wire. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder

794232.3
elects to redeem all the shares of the portfolio he/she owns, all dividends credited to the shareholder through the date of redemption are paid to the shareholder in addition to the proceeds of the redemption.

The date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, and the right of redemption may not be suspended, except for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

Redemption requests received by the Fund's transfer agent before 4:00 p.m., New York City time, on any Fund Business Day become effective at 4:00 p.m. that day. Shares redeemed are not entitled to participate in dividends declared on the day or after the day a redemption becomes effective.

The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in his account after a withdrawal is less than $250,000. Written notice of any such mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. During the notice period any shareholder who receives such a notice may (without regard to the normal $10,000 requirement for an additional investment) make a purchase of additional shares to increase his total net asset value at least to the minimum amount and thereby avoid such mandatory redemption.

The Fund has reserved the right to charge individual shareholder accounts for expenses actually incurred by such account for wire transfers and certain other shareholder expenses, as well as to impose a monthly service charge for accounts whose net asset value falls below the minimum amount.


Investments Through Participating Organizations

Participant Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. "Participating Organizations" are securities brokers, banks, financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Portfolio directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to


                                      -14-
794232.3

Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Portfolio directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.


In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 4:00 p.m., New York City time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., New York City time, on that day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.


Direct Purchase and Redemption Procedures

The following purchase and redemption procedures apply to investors who wish to invest in the Fund directly. Class B shares purchased by retirement plan investors may be purchased by check or bank wire. Class A and Class C shares may be purchased by bank wire only. These investors may obtain the subscription order form necessary to open an account by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263 (toll free outside New York State).

All shareholders will receive from the Fund a monthly statement listing the total number of shares of the Portfolio owned as of the statement closing date, purchases and redemptions of shares of the Portfolio during the month covered by the statement and the dividends paid on shares of the Portfolio of each shareholder during the statement period (including dividends paid in cash or reinvested in additional shares of the Portfolio). Certificates for Fund shares will not be issued to an investor.

Initial Purchase of Shares

Mail
----

Class B share investors may send a check made payable to the Fund along with a completed subscription order form to:

Back Bay Funds, Inc.
c/o Reich & Tang Funds
600 Fifth Avenue-8th Floor
New York, New York 10020

Checks are accepted subject to collection at full value in United States currency.

Bank Wire
---------

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first obtain a new account number by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263 (outside New York State) and then instruct a member commercial bank to wire money immediately to:

Investors Fiduciary Trust Company

ABA #101003621
Reich & Tang Funds
DDA #890752-955-4
For Back Bay Funds, Inc.
Total Return Portfolio
Account of (Investor's Name)
Portfolio Account # ______________
SS #/Tax I.D.# ____________

794232.3

The investor should then promptly complete and mail the subscription order form.

An investor planning to wire the Fund should instruct his bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., New York City time, on a Fund Business Day, will be treated as a Federal Funds payment received on that day.

Subsequent Purchases of Shares

Subsequent purchases can be made by personal delivery or by bank wire, as indicated above, or by mailing a check to:

Back Bay Funds, Inc.
Mutual Funds Group
P.O. Box 13232
Newark, New Jersey  07101-3232

There is a $10,000 minimum for subsequent purchases of shares. All payments should clearly indicate the shareholder's account number.

Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.


Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class of the Portfolio following receipt by the Fund's transfer agent of the redemption order. Normally payment for redeemed shares is made on the Fund Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., New York City time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment.

A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.


Written Requests
----------------

Shareholders may make a redemption in any amount by sending a written request to:

Back Bay Funds, Inc.
c/o Reich & Tang Funds
600 Fifth Avenue-8th Floor
New York, New York 10020

All written requests for redemption must be signed by the shareholder with signature guaranteed. Unless the redemption is made in kind, the redemption proceeds are normally paid by check mailed to the shareholder of

794232.3
record.

Telephone
---------

The Fund accepts telephone requests for redemption from shareholders who elect this option. The proceeds of a telephone redemption will be sent to the shareholder at his address or to his bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. Redemptions following an investment by check will not be effected until the check has cleared, which could take up to 15 days after investment. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption which was not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to shareholders.

A shareholder making a telephone withdrawal should call the Fund at 212-830-5220; outside New York State at 800-241-3263 and state (i) the name of the shareholder appearing on the Fund's records, (ii) his account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually, the proceeds are sent to the investor on the same Fund Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., New York City time.


RETIREMENT PLANS

The Fund has available a form of Individual Retirement Account ("IRA") for investment in Fund shares. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

The minimum initial investment for all such retirement plans is $1,000. The minimum for all subsequent investments is $100.

Under the Internal Revenue Code of 1986, as amended (the "Code"), individuals may make wholly or partly tax deductible IRA contributions of up to $2,000 annually (married individuals filing joint returns may each contribute up to $2000 ($4000 in the aggregate) even where one spouse is not working if certain conditions are met), depending on whether they are active participants in an employer sponsored retirement plan and on their income level. Dividends and distributions held in an IRA account are not taxed until withdrawn in accordance with the provisions of the Code. Beginning January 1, 1998, investors satisfying statutory income level requirements may make non-deductible contributions of up to $2,000 annually to a Roth IRA. Distributions from a Roth IRA are not subject to tax if a statutory five year holding period requirement is satisfied. Under certain circumstances, individuals may establish education IRAs which permit eligible individuals to contribute up to $500 per year per beneficiary under 18 years old. Distributions from an education IRA are generally excluded from income when used for qualified higher education expenses.

Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans which are not

794232.3
permitted by the applicable provisions of the Code, and, prior to a withdrawal, shareholders may be required to certify their age and awareness of such restrictions in writing. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Distributor at 600 Fifth Avenue, New York, New York 10020, (212) 830-5200.


Dividends and Distributions

It is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, although the amount and timing of any such dividend or distribution depends upon the realization by the Fund of income and capital gains from investments. Except as described herein, the Portfolio's net investment income (including net realized short-term capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund generally pays dividends monthly after the close of business on the last calendar day of each month or after the close of business on the previous Fund Business Day if the last calendar day of each month is not a Fund Business Day. Capital gains distributions, if any, will be made at least annually, and in no event later than 60 days after the end of the Fund's fiscal year. There is no fixed dividend rate, and there can be no assurance that the fund will pay any dividends or realize any capital gains.

Each dividend and capital gain distribution declared by the Fund will, at the election of each shareholder, be paid either in cash or in additional shares of the same Class shares of the Portfolio having an aggregate net asset value, determined as of the payment date of such dividend or distribution, equal to the cash amount of such dividend or distribution. The election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

The Class B shares will bear the Shareholder Servicing Fee under the Plan. As a result, the net income of and the dividends payable to the Class B shares will be lower than the net income of and dividends payable to the Class A or Class C shares of the Portfolio. Dividends paid to each Class of shares of the Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the Shareholder Servicing Fee payable under the Plan, will be determined in the same manner and paid in the same amounts.


Tax Consequences

The acquisition of shares in the Fund will generally be treated as a capital investment. The Fund intends to qualify for and elect special treatment applicable to a "regulated investment company" under the Internal Revenue Code of 1986, as amended, for the Portfolio. To qualify as a regulated investment company, the Portfolio must meet certain complex tests concerning its investments, income and distributions. For each year in which the Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on income or capital gains distributed to its shareholders.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction available to corporations. Distributions designated by the Portfolio as capital gain dividends are taxable to shareholders as long term capital gains regardless of the length of time the shareholders have held their shares. Distributions are taxable to shareholders whether reinvested in additional shares or

794232.3
received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Portfolio on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions. The Portfolio intends to invest primarily in fixed and floating rate debt instrument and accordingly anticipates that a substantial portion of its distributions to shareholders will constitute ordinary income rather than capital gains.

Distributions that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states. Investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Portfolio. The price of shares purchased at such a time includes the amount of the forthcoming distribution. Distributions by the Portfolio will reduce the net asset value of the Fund's shares, and even a distribution that reduces net asset value below a stockholder's cost basis will nevertheless, be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital.

Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term, or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of shares with respect to which capital gain dividends have been paid will be treated as long-term capital gain loss, to the extent of such capital gain dividends, if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Non-corporate shareholders are subject to tax at a maximum rate of 20% on capital gains resulting from the disposition of shares held for more than 12 months (10% if the taxpayer is, and would be after accounting for such gains, subject to the 15% tax bracket for ordinary income).

Certain of the options, future contracts, and forward foreign currency exchange contracts in which the Portfolio may invest are so-called "section 1256 contracts". With certain exceptions, realized gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by the Portfolio at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should consult their own tax advisers in this regard.

Generally, the hedging transactions undertaken by the Portfolio may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Portfolio. In addition, losses realized by the Portfolio on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolio that is taxed as ordinary income when distributed to stockholders.

794232.3

The Portfolio may make one or more of the elections applicable to straddles available under the Code. In that event, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined pursuant to the rules applicable to the election(s) made, which may accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Portfolio that did not engage in such hedging transactions.

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of the Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. The Portfolio does not expect to be eligible to elect to allow shareholders to claim such foreign taxes as a credit against their U.S. tax liability.

The Portfolio is generally required to report to the Internal Revenue Services ("IRS") all distributions to shareholders. Distributions by the Fund generally subject to withholding of Federal income tax at a rate of 31% ("backup withholding") if (1) the shareholder fails to certify to the Fund the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any distributions (whether reinvested in additional shares or taken in cash) will be reduced by the amounts required to be withheld. The reporting and backup withholding requirements do not apply to certain exempt shareholders.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Portfolio also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

V.  DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees

Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays fees in connection

794232.3
with the distribution of shares and for services provided to the Class A shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund's Board of Directors has adopted a Rule 12b-1 distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class B and C shares of the Fund only).

Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect only to the Class B and C shares, a service fee equal to .25% per annum of the Portfolio's Class B and C shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Class B and C shares of each Portfolio. The Class A shareholders will not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.

The Plan provides that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Class B and C shares, and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts. These payments are limited to a maximum of 0.05% per annum of the Portfolio's Class B and C Shares' average daily net assets.

The life insurance companies whose qualified retirement plan clients may purchase Class C shares of the Portfolio have contracted with the Distributor to perform certain sub-transfer agent accounting services for the Insurance Company Investors. In consideration of the provisions of these sub-transfer agency accounting services, the life insurance companies will receive sub-transfer agency fees from the Distributor or its affiliate, the Fund's transfer agent. As a result of the payment of the sub-transfer agency accounting fees to these insurance companies relating to qualified retirement plan services, Class C shares will have higher transfer agency charges than the other classes of the Portfolio.

794232.3

VI.  FINANCIAL HIGHLIGHTS

This financial highlights table is intended to help you understand the financial performance of all classes of the Total Return Bond Fund for the life of the Fund. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).


                                               Total Return Bond Fund
                                            Year ended November 30, 1998
                                        ------------------------------------


CLASS A
-------
Per Share Operating Performance:
(for a share outstanding throughout
the period)
Net asset value, beginning of period....    $
                                            ----------
Income from investment operations:
   Net Investment income...............
Less distributions:
   Dividends from net investment income
                                            ----------
Net asset value, end of period.........     $
                                            ==========

Total Return...........................
Ratios/Supplemental Data
Net assets, end of period (000)........
Ratios to average net assets:
   Expenses............................
   Net Investment income...............
   Management, administration and
     shareholder servicing fees
     waived
Expenses paid indirectly...............
Portfolio Turnover Rate................    [   ]

                                               Total Return Bond Fund
                                            Year ended November 30, 1998
                                        ------------------------------------

CLASS B
-------
Per Share Operating Performance:
(for a share outstanding throughout
the period)
Net asset value, beginning of period...    $
                                           ---------
Income from investment operations:
   Net Investment income...............
Less distributions:
   Dividends from net investment income        (  )
                                           ---------
Net asset value, end of period.........    $
                                           =========

Total Return...........................
Ratios/Supplemental Data
Net assets, end of period (000)........
Ratios to average net assets:
   Expenses............................
   Net Investment income...............
   Management, administration and
     shareholder servicing fees
     waived
Expenses paid indirectly...............
Portfolio Turnover Rate ...............      [   ]

794232.3

                                               Total Return Bond Fund
                                            Year ended November 30, 1998
                                        ------------------------------------

CLASS C
-------

Per Share Operating Performance:
(for a share outstanding throughout the
period)
Net asset value, beginning of period....   $
                                           --------
Income from investment operations:
   Net Investment income................
Less distributions:
   Dividends from net investment income
                                           --------
Net asset value, end of period..........   $
                                           ========

Total Return............................
Ratios/Supplemental Data
Net assets, end of period (000).........
Ratios to average net assets:
   Expenses.............................
   Net Investment income................
   Management, administration and
     shareholder servicing fees waived
Expenses paid indirectly................
Portfolio Turnover Rate.................      [   ]

794232.3

A Statement of Additional Information (SAI) dated March 30, 1999, and the Fund's Annual and Semi-Annual Reports include additional information about the Fund and its investments and are incorporated by reference into this prospectus. You may obtain the SAI, the Annual and Semi-Annual Reports and material incorporated by reference without charge by calling the Fund at 1-800-221-3079. To request other information, please call your financial intermediary or the Fund.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


A current SAI has been filed with the Securities and Exchange Commission. You may visit the Securities and Exchange Commission's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


                                    BACK BAY

                                   FUNDS, INC.


                             TOTAL RETURN BOND FUND






                                   PROSPECTUS

                                 March 30, 1999








                                [OBJECT OMITTED]

                            Back Bay Advisors, L.P.



811-08339

BACK BAY
FUNDS, INC.                                 600 Fifth Avenue, New York, NY 10020
                                            (212) 830-5520
================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION
                                 March 30, 1999
                      RELATING TO THE BACK BAY FUNDS, INC.
                         PROSPECTUS DATED MARCH 30, 1999



This Statement of Additional Information (SAI) is not a Prospectus. The SAI expands upon and supplements the information contained in the current Prospectus of Back Bay Funds, Inc. (the "Fund"), dated March 30, 1999 and should be read in conjunction with the Fund's Prospectus.


A Prospectus may be obtained from any Participating Organization or by writing or calling the Fund toll-free at 1-(800) 221-3079. The Financial Statements of the Fund have been incorporated by reference to the Fund's Annual Report. The Annual Report is available, without charge, upon request by calling the toll-free number provided.


This Statement of Additional Information is incorporated by reference into the Fund's Prospectus in its entirety.

                                Table of Contents
--------------------------------------------------------------------------------

Fund History.......................................  2     Capital Stock and Other Securities.................. 13
Description of the Fund and its Investments and            Purchase, Redemption and Pricing Shares............. 14
   Risks...........................................  2     Taxation of the Fund................................ 19
Management of the Fund.............................  7     Underwriters........................................ 19
Control Persons and Principal Holders of                   Calculation of Performance Data..................... 19
   Securities......................................  9     Financial Statements................................ 20
Investment Advisory and Other Services.............  9     Description of Ratings.............................. 21
Brokerage Allocation and Other Practices........... 13

--------------------------------------------------------------------------------

I.  FUND HISTORY

The Fund was incorporated on August 15, 1997 in the state of Maryland.

II.  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Fund is an open-end, diversified management investment company. The Fund's investment objective is to seek to maximize total return. The generation of income is a secondary objective. No assurance can be given that these objectives will be achieved. Although not principal strategies, the Manager may enter into the following types of transactions or invest in the following types of instruments as part of its investment strategies.

(i) Foreign Currency Exchange Transactions: Since the Portfolio may invest in securities that are denominated in foreign currencies or traded in foreign markets, the Portfolio may engage in related foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future portfolio holdings are denominated or quoted.

The Portfolio may also engage in transactions in currency forward contracts. A currency forward contract is a contract that obligates parties to the contract to exchange specified amounts of different currencies at a specified future date. For example, a party may agree to deliver a specified number of French francs, in exchange for a specified number of U.S. dollars on a certain date.

From time to time, a portion of the Portfolio's assets may be invested in securities that are denominated in foreign currencies or that are traded in markets where purchase or sale transactions settle in a foreign currency. Currency forward contracts may be used both to (1) facilitate settlement of the Portfolio's transactions in these securities and (2) hedge against possible adverse changes in the relative values of the currencies in which the Portfolio's holdings (or intended future holdings) are denominated.

Currency forward contracts involve transaction costs and the risk that the banks with which a fund enters into such contracts will fail financially. The Manager will, however, monitor the creditworthiness of these banks on an ongoing basis. Successful use of currency forward contracts for hedging purposes also depends on the accuracy of the Manager's forecasts as to future changes in the relative values of currencies. The accuracy of such forecasts cannot be assured. The Fund will set aside with its custodian certain assets to provide for satisfaction of its obligations under currency forward contracts.

Although the Portfolio is permitted to use currency forward contracts, it is not obligated to do so. Thus, the Portfolio will not necessarily be fully (or even partially) hedged against the risk of adverse currency price movements at any given time.

(ii) Adjustable Rate Mortgage--Related Securities: An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag behind changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

(iii) Commercial Mortgage Backed Securities: Commercial Mortgage Backed Securities (CMBS) are generally multi-class debt or pass-through securities backed by a mortgage loan or pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail centers and shopping malls, multi-family properties and cooperative apartments, hotels and motels, nursing homes, hospitals, senior living centers, manufactured living communities and mobile home parks. Assets underlying Commercial Mortgage Backed Securities may relate to many properties, only a few properties, or to a single property.

Investments in Commercial Mortgage Backed Securities involve the credit risk of delinquency and default. Delinquency refers to interruptions in the payment of interest and principal. Default refers to the potential for

                                        2
798315.2


unrecoverable principal loss from the sale of foreclosed property. These risks include the risks inherent in the commercial mortgage loans which support such Commercial Mortgage Backed Securities and the risks associated with direct ownership of real estate. This may be especially (true in the case of Commercial Mortgage Backed Securities secured by, or evidencing an interest in, a relatively small or less diverse pool of commercial mortgage loans. The factors contributing to these risks include the effects of general and local economic conditions on real estate values, the conditions of specific industry segments, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants, which in turn may be affected by local conditions such as oversupply of space or a reduction of available space, the ability of the owner to provide adequate maintenance and insurance, changes in management of the underlying commercial property, energy costs, government regulations with respect to environmental, zoning, rent control, bankruptcy and other matters, real estate and other taxes, and prepayments of the underlying commercial mortgage loans (although such prepayments generally occur less frequently than prepayments on residential mortgage loans).

(iv) Collateralized Mortgage Obligations: A CMO is a security backed by a portfolio of mortgages or mortgage securities held under an indenture. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. Government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Portfolio would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivatives securities.

(v) "Stripped" Securities: Stripped securities are usually structured with two or more classes that receive different proportions of the interest and principal distribution from a pool of U.S. or Foreign Government Securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup fully its investments in IOs. The cash flows and yields on IO and PO Classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs and POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class even if the IO class is rated AAA or Aaa. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. Government or its agencies and are backed by fixed-rate mortgages. The Portfolio intends to abide by the staff's position. As a result of illiquidity, the Portfolio may not be able to sell these instruments when the Manager considers it desirable to do so or may have to sell them at a price lower than could be obtained if they were more liquid. These factors may have an adverse impact on net asset value. Also, the sale of illiquid securities may require more time and result in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in over-the-counter markets. Stripped securities may be considered derivative securities.

(vi) Zero Coupon Securities: Zero coupon securities are issued at a significant discount from face value and pay interest only at maturity, rather than at intervals during the life of the security. The prices of zero coupon securities may react more strongly to changes in interest rates than the prices of many other securities. The Portfolio is required to accrue and distribute income from zero coupon securities on a current basis, even though the Portfolio will not receive the income currently in cash. Thus, the Portfolio may have to sell other investments to obtain cash needed to make income distributions.

(vii) Options, Futures, Swap Contracts and Currency Transactions: The Portfolio may engage in a variety of transactions involving the use of exchange traded options and futures with respect to U.S. or Foreign Government Securities, corporate fixed-income securities or municipal bonds or indices thereof for purposes of hedging against changes in interest rates.

798315.2



The Portfolio may buy, sell or write options on securities, securities indexes, currencies or futures contracts. The Portfolio may buy and sell futures contracts on securities, securities indexes or currencies. The Portfolio may also enter into swap contracts. The Portfolio may engage in these transactions either for the purpose of enhancing investment return only against a "covered" position of the Portfolio or to hedge against changes in the value of other assets that the Portfolio owns or intends to acquire. The Portfolio may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If the Portfolio, as the writer of an option, is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligations under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by the Fund exceeds (or is less than) the price of the offsetting purchase, the Portfolio will realize a gain (or loss). The Portfolio may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and related options positions would exceed 5% of the market value of the Portfolio's net assets. Transactions in futures and related options involve the risks of (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) significant price movement in one but not the other market because of different hours, (3) the possible absence of a liquid secondary market at any point in time. If the subadviser's prediction on interest rates or other economic factors is inaccurate, the Fund may be worse off than if it had not hedged. Futures transactions involve potentially unlimited risk of loss.

The Portfolio may enter into interest rate, currency and securities index swaps. The Portfolio will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique, or to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities such as U.S. Treasury securities or the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500").

The value of options purchased by the Portfolio, futures contracts held by the Portfolio and the Portfolio's positions in swap contracts may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Portfolio. All transactions in options, futures or swaps involve costs and the possible risk of loss to the Portfolio of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Portfolio's investment. The Portfolio will be required, however, to set aside with its custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and swap contracts.

The successful use of options, futures and swaps will usually depend on the Manager's ability to forecast bond market, currency or other financial market movements correctly. The Portfolio's ability to hedge against adverse changes in the value of securities held in its portfolio through options, futures and swap transactions also depends on the degree of correlation between the changes in the value of futures, options or swap positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable the Portfolio to close its positions on a timely basis. There can be

798315.2


no assurance that such a market will exist at any particular time. Trading hours for options may differ from the trading hours for the underlying securities. Thus, significant price movements may occur in the securities markets that are not reflected in the options market. The foregoing may limit the effectiveness of options as hedging devices. Certain provisions of the Code and certain regulatory requirements may limit the Portfolio's ability to engage in futures, options and swap transactions.

The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments by the Portfolio in options and futures in foreign markets are subject to many of the same risks as are the Fund's other foreign investments.

(viii) When-Issued Securities: The Portfolio may purchase securities on a when-issued basis. Certain municipal securities are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such municipal securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

If the Portfolio purchases a when-issued security, the Portfolio will direct the custodian to place cash or other high grade securities (including municipal securities) in a separate account of the Portfolio in an amount equal to its when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Portfolio's when-issued commitments. To the extent that funds are in a separate account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation; may increase the possibility that the Portfolio will incur a short-term gain subject to federal taxation; or may increase the possibility that the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to minimize these risks. No additional when-issued commitments will be made if more than 10% of the Portfolio's net assets become so committed.

(ix) Repurchase Agreements: When the Portfolio purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. The Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government and the Portfolio may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in United States government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found to meet the investment criteria of the Portfolio. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time a Portfolio enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. The Portfolio may engage in a repurchase agreement with respect to any security in which the Portfolio is authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for Portfolio securities and will be held by the Fund's custodian or in the Federal Reserve Book Entry System. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Portfolio may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements may be considered loans to the seller of the underlying security. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited. The Portfolio may invest no more than 15% of its net assets in illiquid securities including repurchase agreements maturing in more than seven days. See "Investment Restrictions" herein. A Portfolio may, however, enter into "continuing contract" or "open" repurchase agreements under which the seller is under a continuing obligation to

798315.2



repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis.

Securities purchased pursuant to a repurchase agreement are held by the Fund's custodian and (1) are recorded in the name of the Portfolio with the Federal Reserve Book Entry System or (2) the Portfolio receives daily written confirmation of each purchase of a security and a receipt from the custodian. The Portfolio purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of purchase.

(x) Rule 144A Securities: The Portfolio may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers. Except with respect to certain commercial paper issued in reliance on the exemption from regulations set forth in Section 4(2) of the Securities Act of 1933 (the "Securities Act") and securities subject to Rule 144A of the Securities Act which are discussed below, these securities are typically not readily marketable and are therefore considered illiquid securities. The price the Portfolio paid for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of privately placed securities purchased by the Portfolio will reflect any limitations on their liquidity. As a matter of policy, the Portfolio will not invest more than 15% of the market value of the net assets of the Portfolio in repurchase agreements maturing in over seven days and other illiquid investments.

The Portfolio may purchase securities that are not registered ("restricted securities") under the Securities Act, but can be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act. The Portfolio may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper"). However, the Portfolio will not invest more than 15% of its net assets in illiquid investments, which include securities for which there is no readily available market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund's Directors continuously determine, based on the trading markets for the specific restricted security, that it is liquid). The Directors may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper. The Directors, however, will retain sufficient oversight and be ultimately responsible for these determinations.

Investment Restrictions

The Fund has adopted the following fundamental investment restrictions which apply to the Portfolio. These restrictions may not be changed unless approved by a majority of the outstanding shares "of each series of the Portfolio's shares that would be affected by such a change." The term "majority of the outstanding shares" of the Portfolio means the vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or
(ii) more than 50% of the outstanding shares of the Portfolio. The Portfolio may not:

(1) Issue senior securities, except insofar as the Portfolio may be deemed to have issued a senior security in connection with any permitted borrowing.

(2) Borrow Money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any investments. Interest paid on borrowings will reduce net income.

(3) Underwrite the securities of other issuers, except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

(4) Invest more than 25% of its assets in the securities of "issuers" in any single industry, provided that there shall be no limitation on the purchase obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

(5) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Portfolio from investing obligations secured by real estate or interests in real estate.

798315.2


(6) Make loans, except through loans of portfolio securities to qualified investors, and by entry into repurchase agreements. The Portfolio will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33% of the value of the Portfolio's total assets (including such loans).

(7) Acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such illiquid securities.

(8) Invest in securities of other investment companies, except the Portfolio may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Portfolio and then only up to 5% of the Portfolio's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

(9) Pledge, mortgage, assign or encumber any of the Portfolio's assets except to the extent necessary to secure a borrowing permitted by clause (2) made with respect to the Portfolio.

If a percentage restriction is adhered to at the time of an investment a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of a Fund's portfolio's assets will not constitute a violation of such restriction.

III. MANAGEMENT OF THE FUND

The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, has employed the Manager to serve as investment manager of the Fund. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote their full-time to the affairs of the Fund.

The Directors and Officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each of the following persons is 600 Fifth Avenue, New York, New York 10020.

Edgar M. Reed, 51 - Director of the Fund, has been Chief Investment Officer and Executive Vice President of Back Bay Advisors, L.P. since 1994 and was formerly Managing Director of Aetna Capital Management's Fixed Income Group from 1972 to 1994. His address is 399 Boylston Street, Boston, MA 02216. Mr. Reed is also a Director of Back Bay Advisors, L.P. and a Trustee of Bowdoin College.

Dr. W. Giles Mellon, 67 - Director of the Fund, has been Professor of Business Administration and Area Chairman of Economics in the Graduate School of Management, Rutgers University which he has been associated with since 1966. His address is Rutgers University Graduate School of Management, 92 New Street, Newark, New Jersey 07102. Dr. Mellon is a Director/Trustee of 14 other funds in the Reich & Tang Fund Complex and a Director of Pax World Money Market Fund, Inc.

Robert Straniere, 56 - Director of the Fund, has been a member of the New York State Assembly and a partner with The Straniere Law Firm since 1981. His address is 182 Rose Avenue, Staten Island, New York 10306. Mr. Straniere is a Director/Trustee of 14 other funds in the Reich & Tang Fund Complex, a Director of Pax World Money Market Fund, Inc., and Director of Life Cycle Mutual Funds, Inc.

Dr. Yung Wong, 59 - Director of the Fund, was Director of Shaw Investment Management (UK) Limited from 1994 to October 1995 and formerly General Partner of Abacus Partners Limited Partnership (a general partner of a venture capital investment firm) from 1984 to 1994. His address is 29 Alden Road, Greenwich, Connecticut 06831. Dr. Wong has been a Director of Republic Telecom Systems Corporation (a provider of telecommunications equipment) since January 1989 and of TelWatch, Inc. (a provider of network management software) since August 1989. Dr. Wong is also a Director/Trustee of 14 other funds in the Reich & Tang Fund Complex and a Director of Pax World Money Market Fund, Inc. Dr. Wong is also a Trustee of Eclipse Financial Asset Trust.

Steven W. Duff, 44 - President of the Fund, has been President of the Mutual Funds Division of Reich & Tang Asset Management L.P. since September 1994. Mr. Duff was formerly Director of Mutual Fund Administration at NationsBank which he was associated with from June 1981 to August 1994. Mr. Duff is also President and a Director/Trustee of 14 other funds in the Reich & Tang Equity Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.

Molly Flewharty, 47 - Vice President of the Fund, has been Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Flewharty was formerly Vice President of Reich & Tang, Inc. which she was

798315.2


associated with from December 1977 to September 1993. Ms. Flewharty is also Vice President of 16 other funds in the Reich & Tang Fund Complex.

Lesley M. Jones, 50 - Vice President of the Fund, has been Senior Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Jones was formerly Senior Vice President of Reich & Tang, Inc. which she was associated with from April 1973 to September 1993. Ms. Jones is also a Vice President of 14 other funds in the Reich & Tang Fund Complex.

Dana E. Messina, 41 - Vice President of the Fund, has been Executive Vice President of the Mutual Funds Division of the Manager since January 1995 and was Vice President from September 1993 to January 1995. Ms. Messina was formerly Vice President of Reich & Tang, Inc. with which she was associated with from December 1980 to September 1993. Ms. Messina is also Vice President of 15 other funds in the Reich & Tang Fund Complex.

Bernadette N. Finn, 51 - Vice President and Secretary of the Fund, has been Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Finn was formerly Vice President and Assistant Secretary of Reich & Tang, Inc. which she was associated with from September 1970 to September 1993. Ms. Finn is also Secretary of 14 other funds in the Reich & Tang Fund Complex, and a Vice President and Secretary of 4 funds in the Reich & Tang Fund Complex. Ms. Finn is Secretary of Pax World Money Market Fund, Inc.

Richard De Sanctis, 41 - Treasurer of the Fund, has been Assistant Treasurer of NEIC since September 1993. Mr. De Sanctis was formerly Controller of Reich & Tang, Inc., from January 1991 to September 1993 and Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. Mr. De Sanctis is also Treasurer of 16 other funds in the Reich & Tang Fund Complex and is Vice President and Treasurer of Cortland Trust, Inc.

Rosanne Holtzer, 33 - Assistant Treasurer of the Fund, has been Vice President of the Mutual Funds division of the Manager since December 1997. Ms. Holtzer was formerly Manager of Fund Accounting for the Manager with which she has been associated with from June 1986. Ms. Holtzer is also Assistant Treasurer of 17 other funds in the Reich & Tang Fund Complex.

The Fund paid an aggregate remuneration of $15,600 to its directors with respect to the period ended November 30, 1999, all of which consisted of directors' fees paid to the three disinterested directors, pursuant to the terms of the Investment Management Contract (see "Manager" herein.)


                               Compensation Table


                          Aggregate          Pension or Retirement     Estimated Annual     Total Compensation from
Name of Person,           Compensation from  Benefits Accrued as Part  Benefits upon        Fund and Fund Complex
Position                  the Fund           Part of Fund Expenses     Retirement           Paid to Directors*


Dr. W. Giles Mellon,      $5,200             0                         0                    [$53,000 (15 Funds)
Director

Robert Straniere,         $5,200             0                         0                    $53,000 (15 Funds)
Director

Dr. Yung Wong,            $5,200             0                         0                    $53,000 (15 Funds)]
Director


* The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ending November 30, 1999 (and, with respect to certain of the funds in the Fund Complex, estimated to be paid during the fiscal year ending November 30, 1999). The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund, because, among other things, they have a common investment advisor.

798315.2


IV.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

On December 31, 1998 there were _________shares of the Fund outstanding. As of December 31, 1998, the amount of shares owned by all officers and directors of the Fund, as a group, was less than 1% of the outstanding shares. Set forth below is certain information as to persons who owned 5% or more of the Fund's outstanding shares as of December 31, 1998:

     Name and Address                        % of Class      Nature of Ownership
     ----------------                        ----------      -------------------
Total Return Bond Fund - Class A

Reich & Tang Services, Inc.                  [93.44%]           Record
 as Agent for Various
 Beneficial Owners
600 Fifth Avenue
New York, N.Y.  10020

Total Return Bond Fund - Class B

Reich & Tang Services, Inc.                  [42.66%]           Record
 as Agent for Various
 Beneficial Owners
600 Fifth Avenue
New York, N.Y.  10020

Total Return Bond Fund - Class C

Reich & Tang Services, Inc.                  [96.67%]           Record
 as Agent for Various
 Beneficial Owners
600 Fifth Avenue
New York, N.Y.  10020

V.  INVESTMENT ADVISORY AND OTHER SERVICES

The Manager is a Delaware limited partnership with its principal office at 399 Boylston Street, Boston, Massachusetts 02116-3310. The Manager provides discretionary investment management services to mutual funds and other institutional investors. Formed in 1986, the Manager now manages 14 mutual fund portfolios and as of [June 30, 1997,] was investment manager, adviser or supervisor with respect to assets aggregating in excess of [$7] billion, primarily mutual fund and institutional fixed-income portfolios.

Effective January 1, 1998, NEIC Operating Partnership, L.P. ("NEICOP") was the limited partner and owner of a 99.5% interest in the Manager replacing New England Investment Companies, L.P. ("NEICLP") as the limited partner and owner of such interest in the Manager due to a restructuring by New England Investment Companies, Inc. ("NEIC"). Subsequently, effective March 31, 1998, Nvest Companies, L.P. ("Nvest Companies") due to a change in name of NEICOP, replaces NEICOP as the limited partner and owner of a 99.5% interest in the Manager.

Reich & Tang Asset Management, Inc. (an indirect wholly-owned subsidiary of Nvest Companies) is the sole general partner and owner of the remaining 0.5% interest of the Manager. Nvest Corporation, a Massachusetts Corporation (formerly known as New England Investment Companies, Inc.), serves as the managing general partner of Nvest Companies.

Reich & Tang Asset Management, Inc. is an indirect subsidiary of Metropolitan Life Insurance Company ("MetLife"). Also, MetLife directly and indirectly owns approximately 47% of the outstanding partnership interests of Nvest Companies and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns, directly and indirectly, approximately 13% of the outstanding partnership interests of Nvest Companies.

MetLife is a mutual life insurance company with assets of $330.6 billion at December 31, 1997. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among

798315.2


United States life insurance companies in terms of total life insurance in force, which totaled $1.7 trillion at December 31, 1997 for MetLife and its insurance affiliates.

Nvest Companies is a holding company offering a broad array of investment styles across a wide range of asset categories through thirteen subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units, in addition to the Manager, include AEW Capital Management, L.P., Capital Growth Management Limited Partnerships; Greystone Partners; L.P. Harris Associates; L.P. Jurikat Voyles, L.P., Loomis, Sayles & Company, L.P., New England Funds, L.P., Nvest Associates, Inc., Reich & Tang Asset Management, L.P., Snyder Capital Management, L.P., Vaughan, Nelson, Scarborough & McCullough, L.P., and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 80 other registered investment companies.

The recent name change did not result in a change of control of the Manager and has no impact upon the Manager's performance of its responsibilities and obligations.

On November 28, 1997, the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved a new Investment Management Contract effective May 1, 1998, which has been which extended to April 30, 1999. The contract is continued in force thereafter for successive twelve-month periods beginning each May 1, provided that such majority vote of the Fund's outstanding voting securities or by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund.

The Manager provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of NEIC, the sole general partner of the Manager, or employees of the Manager or its affiliates.

The Investment Management Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Directors, or by the Manager on sixty days written notice, and will automatically terminate in the event of its assignment. The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Investment Management Contract, (i) the Portfolio will pay an annual management fee of [.085%] of the Portfolio's average daily net assets. The Manager, at its discretion, may voluntarily waive all or a portion of the management fee. The fees are accrued daily and paid monthly. Any portion of the total fees received by the Manager may be used by the Manager to provide shareholder services and for distribution of Fund shares. For the Fund's fiscal year ended November 30, 1998 the Manager received investment management fees totaling $________.

The Manager at its discretion may waive its rights to any portion of the management fee and may use any portion of the management fee for purposes of shareholder and administrative services and distribution of the Fund's shares.

Investment management fees and operating expenses which are attributable to all Classes of the Portfolio will be allocated daily to each Class based on the percentage of outstanding shares at the end of the day. Additional shareholder services provided by Participating Organizations to Class B and C shareholders pursuant to the Plan shall be compensated by the Distributor from its shareholder servicing fee, the Manager from its management fee. Expenses incurred in the distribution of Class A shares and the servicing of Class A shares shall be paid by the Manager.

Expense Limitation

The Manager has agreed, pursuant to the Investment Management Contract, to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments are made to it on a monthly basis. Subject to the obligations of the Manager to reimburse the Fund for its excess expenses as described above, the Fund has, under the Investment Management

798315.2


Contract, confirmed its obligation for payment of all its other expenses. This includes all operating expenses, taxes, brokerage fees and commissions, commitment fees, certain insurance premiums, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent's fees, telecommunications expenses, auditing and legal expenses, bookkeeping agent fees, costs of forming the corporation and maintaining corporate existence, compensation of directors, officers and employees of the Fund and costs of other personnel performing services for the Fund who are not officers of the Manager or its affiliates, costs of investor services, shareholders' reports and corporate meetings, SEC registration fees and expenses, state securities laws registration fees and expenses, expenses of preparing and printing the Fund's prospectus for delivery to existing shareholders and of printing application forms for shareholder accounts, and the fees and reimbursements payable to the Manager under the Investment Management Contract and the Distributor under the Shareholder Servicing Agreement.

The Fund may from time to time hire its own employees or contract to have management services performed by third parties (including Participating Organizations) as discussed herein. The management of the Fund intends to do so whenever it appears advantageous to the Fund. The Fund's expenses for employees and for such services are among the expenses subject to the expense limitation described above. As a result of the passage of the National Securities Improvement Act of 1996, all state expense limitations have been eliminated.

Distribution And Service Plan

The Fund's distributor is Reich & Tang Distributors, Inc., a Delaware corporation with principal officers at 600 Fifth Avenue, New York, New York 10020. Pursuant to Rule 12b-1 under the 1940 Act, the SEC has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund's Board of Directors has adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund has entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to Class B and C shares only) with Reich & Tang Distributors, Inc., (the "Distributor"), as distributor of the Fund's shares.

Under the Plan, the Portfolios and the Distributor will enter into a Shareholder Servicing Agreement with respect to the Class B and C shares. Under the Shareholder Servicing Agreement, the Distributor receives from the Portfolio a service fee equal to .25% per annum of the Portfolio's Class B and C shares average daily net assets (the "Service Fee"). The service fee is in exchange for providing personal shareholder services and for the maintenance of shareholder accounts. The Service Fee is accrued daily and paid monthly and any portion of the Service Fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to servicing their clients or customers who are shareholders of the Fund. The Class A shareholders will not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.

The following information applies to the Class B and C shares of the Portfolio. For the fiscal year ended November 30,1998, the Portfolio paid a Service Fee for expenditures pursuant to the Plan in amounts aggregating $_________ with respect to the Class B Shares and $_________ with respect to the Class C Shares. During such period, the Manager and Distributor made payments pursuant to the Plan to or on behalf of Participating Organizations of $_________ with respect to the Class B Shares and $________ with respect to the Class C Shares. Of the payments made pursuant to the Plan by the Portfolio, $_____ was spent on advertising, $_____ on printing and mailing of prospectuses to other than current shareholders, $_______ on compensation to underwriters, $______ on compensation to broker-dealers, $______ on compensation to sales personnel, and $_____ on interest, carrying or other financial charges. The excess of such payments over the total payments the Distributor received from the Portfolio represents distribution and servicing expenses funded by the Distributor from its own resources.

Under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Portfolio as principal.

The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Participating Organizations and Distributor in carrying out their obligations under the Shareholder Servicing Agreement with respect to the Class B and C shares and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from their own resources, which may include the management fee, and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written

798315.2


agreements for performing shareholder servicing and related administrative functions on behalf of the Class B and C shares of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee with respect to Class B and C shares and past profits for the purpose enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager or the Distributor for any fiscal year under the Investment Management Contract or the Shareholder Servicing Agreement in effect for that year.

In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into between either the Fund or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.

The Plan provides that it will remain in effect until ______ __, 1999. Thereafter it may continue in effect for successive annual periods commencing _____1, provided it is approved by the Class B and C shareholders or by the Board of Directors. This includes a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan or in the agreements related to the Plan. The Plan further provides that it may not be amended to increase materially the costs which may be spent by the Fund for distribution pursuant to the Plan without Class B and C shareholder approval, and the other material amendments must be approved by the directors in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the disinterested directors of the Fund or the Fund's Class B and C shareholders.

Reich & Tang Asset Management L.P. with its principal office at 600 Fifth Avenue, New York, NY 10020 is the administrator of the Fund (the "Administrator"). Pursuant to an Administrative Services Agreement for the Portfolio, the Administrator performs clerical, accounting supervision and office service functions for the Portfolio and provides the Portfolio with personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent; (ii) prepare reports to and filings with regulatory authorities; and (iii) perform such other administrative services as the Portfolio may from time to time request of the Administrator. The personnel rendering such services may be employees of the Administrator or its affiliates. The Administrator, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Agreement, the Administrator receives an annual fee equal to .15% of the Portfolio's average daily net assets up to $100 million, .125% of the next $150 million of such assets, .10% of the next $250 million of such assets and .075% of such assets over $500 million, with a minimum monthly fee of $8,000. Any portion of the total fees received by the Administrator and its past profits may be used to provide shareholder services and for distribution of Portfolio shares. The fees are accrued daily and paid monthly.

Custodian And Transfer Agent

Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, is custodian for the Fund's cash and securities. Reich & Tang Services, Inc., an affiliate of the Fund's Manager, located at 600 Fifth Avenue, New York, NY 10020, is transfer agent and dividend agent for the shares of the Fund. The custodian and transfer agent do not assist in, and are not responsible for, investment decisions involving assets of the Fund.

Counsel and Auditors

Legal matters in connection with the issuance of shares of stock of the Fund are passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022.

McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, independent certified public accountants, have been selected as auditors for the Fund.

798315.2


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES

The Manager makes the Fund's portfolio decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Manager or portfolio transactions may be effected by the Manager. Neither the Fund nor the Manager has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Manager for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Manager and, therefore, may have the effect of reducing the expenses of the Manager in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Manager probably does not reduce the overall expenses of the Manager to any material extent. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Manager may consider sales of shares of the Fund as a factor in the selection of brokers to execute portfolio transactions for the Fund.

The investment information provided to the Manager is of the type described in
Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Manager's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Manager in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Manager determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker.

The Fund may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase listed securities through the third market. Where transactions are executed in the over-the counter market or the third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases the Fund will attempt to negotiate best execution.

The Distributor may from time to time effect transactions in the Fund's portfolio securities. In such instances, the placement of orders with the Distributor would be consistent with the Fund's objective of obtaining best execution. With respect to orders placed with the Distributor for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the Investment Company Act of 1940 (the "1940 Act"), as amended, and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund) to receive brokerage commissions from such registered investment company provided that such commissions are reasonable and fair compared to commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, pursuant to Section 11(a) of the Securities Exchange Act of 1934, the Distributor is restricted as to the nature and extent of the brokerage services it may perform for the Fund. The Securities and Exchange Commission has adopted rules under Section 11(a) which permit a distributor to a registered investment company to receive compensation for effecting, on a national securities exchange, transactions in portfolio securities of such investment company, including causing such transactions to be transmitted, executed, cleared and settled and arranging for unaffiliated brokers to execute such transactions. To the extent permitted by such rules, the Distributor may receive compensation relating to transactions in portfolio securities of the Fund provided that the Fund enters into a written agreement, as required by such rules, with the Distributor authorizing it to retain compensation for such services. Transactions in portfolio securities placed with the Distributor which are executed on a national securities exchange must be effected in accordance with procedures adopted by the Board of Directors of the Fund pursuant to Rule 17e-1.

No portfolio transactions are executed with the Manager or its affiliates acting as principal. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from the Manager or its affiliates.

For the fiscal year ended November 30, 1998, the Fund did not pay any brokerage commissions.

VII. CAPITAL STOCK AND OTHER SECURITIES

The authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the shares into separate series of stock, one for each of the portfolios that may be created. Except as noted below, each share when issued will have

798315.2


equal dividend, distribution and liquidation rights within the series for which it was issued, and each fractional share has rights in proportion to the percentage it represents of a whole share. Generally, all shares will be voted in the aggregate, except if voting by Class is required by law or the matter involved affects only one Class, in which case shares will be voted separately by Class. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. There are no conversion or preemptive rights in connection with any shares of the Portfolio. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. Shares of the Fund are redeemable at net asset value, at the option of the shareholders.

The Portfolio is subdivided into three classes of common stock, Class A, Class B and Class C. Each share, regardless of class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that: (i) the Class A, Class B and Class C shares will have different class designations; (ii) only the Class B and C shares will be assessed a service fee of .25% of the average daily net assets of the Class B and C shares of the Portfolio pursuant to the Rule 12b-1 Distribution and Service Plan of the Portfolio; and (iii) only the holders of the Class B and C shares would be entitled to vote on matters pertaining to the Plan and any related agreements in accordance with provisions of Rule 12b-1. Payments that are made under the Plan will be calculated and charged daily to the appropriate class prior to determining daily net asset value per share and dividend/distributions.

Under its Articles of Incorporation the Fund has the right to redeem, for cash, shares of the Fund owned by any shareholder to the extent and at such times as the Fund's Board of Directors determines to be necessary or appropriate to prevent any concentration of share ownership which would cause the Fund to become a "personal holding company" for Federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund's By-laws provide the holders of one-third of the outstanding shares of the Fund present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.

VIII. PURCHASE, REDEMPTION AND PRICING SHARES

Investors who have accounts with Participating Organizations may invest in the Fund through their Participating Organizations in accordance with the procedures established by the Participating Organizations. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. Certain Participating Organizations are compensated by the Distributor from its Shareholder Servicing Fee and by the Manager from its management fee for the performance of these services. An investor who purchases shares through a Participating Organization that receives payment from the Manager or the Distributor will become a Class B or Class C shareholder. All other investors, and investors who have accounts with Participating Organizations but who do not wish to invest in the Portfolio through their Participating Organizations, may invest in the Portfolio directly as Class A shareholders of the Portfolio and not receive the benefit of the servicing functions performed by a Participating Organization. Class A shares may also be offered to investors who purchase their shares through Participating Organizations who do not receive compensation from the Distributor or the Manager. The Manager pays the expenses incurred in the distribution of Class A shares. Participating Organizations whose clients become Class A shareholders will not receive compensation from the Manager or Distributor for the servicing they may provide to their clients. With respect to each Class of shares, the minimum initial investment in the Fund with respect to the Portfolio is $1,000,000. The minimum amount for subsequent investments is $10,000 for all shareholders.

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent which accepts orders for purchases and redemptions from the Distributor and from shareholders directly.

In order to maximize earnings on the Portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in Funds of Federal Reserve member banks on deposit at a Federal Reserve bank (commonly known as "Federal Funds"). Accordingly, the Fund does not

798315.2


accept a subscription or invest an investor's payment in portfolio securities until the payment has been converted into Federal Funds.

Shares will be issued as of the first determination of the Fund's net asset value per share for each Class made after acceptance of the investor's purchase order. An investor's funds will not be invested by the Fund during the period before the Fund's receipt of Federal Funds and its issuance of Fund shares. The Fund reserves the right to reject any purchase order.

Shares are issued as of 4:00 p.m., New York City time, on any Fund Business Day, on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 4:00 p.m., New York City time. Fund shares begin accruing income on the day after the shares are issued to an investor.

There is no redemption charge, no minimum period of investment and no restriction on frequency of withdrawals. The Fund may make any redemption in kind. In all other cases, proceeds of redemptions are paid by check or bank wire. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the Portfolio he/she owns, all dividends credited to the shareholder through the date of redemption are paid to the shareholder in addition to the proceeds of the redemption.

The date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, and the right of redemption may not be suspended, except for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

Redemption requests received by the Fund's transfer agent before 4:00 p.m., New York City time, on any Fund Business Day become effective at 4:00 p.m. that day. Shares redeemed are not entitled to participate in dividends declared on the day or after the day a redemption becomes effective.

The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in his account after a withdrawal is less than $250,000. Written notice of any such mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. During the notice period any shareholder who receives such a notice may (without regard to the normal $10,000 requirement for an additional investment) make a purchase of additional shares to increase his total net asset value at least to the minimum amount and thereby avoid such mandatory redemption.

The Fund has reserved the right to charge individual shareholder accounts for expenses actually incurred by such account for wire transfers and certain other shareholder expenses, as well as to impose a monthly service charge for accounts whose net asset value falls below the minimum amount.

Investments Through Participating Organizations

Participant Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. "Participating Organizations" are securities brokers, banks, financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Portfolio directly.

798315.2


Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Portfolio directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization. \

In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 4:00 p.m., New York City time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., New York City time, on that day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

Direct Purchase and Redemption Procedures

The following purchase and redemption procedures apply to investors who wish to invest in the Fund directly. Class B shares purchased by retirement plan investors may be purchased by check or bank wire. Class A and Class C shares may be purchased by bank wire only. These investors may obtain the subscription order form necessary to open an account by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263 (toll free outside New York State).

All shareholders will receive from the Fund a monthly statement listing the total number of shares of the Portfolio owned as of the statement closing date, purchases and redemptions of shares of the Portfolio during the month covered by the statement and the dividends paid on shares of the Portfolio of each shareholder during the statement period (including dividends paid in cash or reinvested in additional shares of the Portfolio). Certificates for Fund shares will not be issued to an investor.

Initial Purchase of Shares

Mail
----

Class B share investors may send a check made payable to the Fund along with a completed subscription order form to:

    Back Bay Funds, Inc.
    c/o Reich & Tang Funds
    600 Fifth Avenue-8th Floor
    New York, New York 10020

Checks are accepted subject to collection at full value in United States currency.

Bank Wire
---------

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first obtain a new account number by telephoning the Fund at either [212-830-5220] (within New York State) or at 800-241-3263 (outside New York State) and then instruct a member commercial bank to wire money immediately to:

    Investors Fiduciary Trust
      Company
    ABA #101003621
    Reich & Tang Funds
    DDA #890752-955-4
    For Back Bay Funds, Inc.
    Total Return Portfolio
    Account of (Investor's Name)
    Portfolio Account #_____________________
    SS #/Tax I.D.#__________________________

798315.2


The investor should then promptly complete and mail the subscription order form.

An investor planning to wire the Fund should instruct his bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Subsequent Purchases of Shares

Subsequent purchases can be made by personal delivery or by bank wire, as indicated above, or by mailing a check to:

    Back Bay Funds, Inc.
    Mutual Funds Group
    P.O. Box 13232
    Newark, New Jersey  07101-3232

There is a $10,000 minimum for subsequent purchases of shares. All payments should clearly indicate the shareholder's account number.

Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class of the Portfolio following receipt by the Fund's transfer agent of the redemption order. Normally payment for redeemed shares is made on the Fund Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., New York City time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment.

A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests
----------------

Shareholders may make a redemption in any amount by sending a written request to:

    Back Bay Funds, Inc.
    c/o Reich & Tang Funds
    600 Fifth Avenue-8th Floor
    New York, New York 10020

All written requests for redemption must be signed by the shareholder with signature guaranteed. Unless the redemption is made in kind, the redemption proceeds are normally paid by check mailed to the shareholder of record.

Telephone
---------

The Fund accepts telephone requests for redemption from shareholders who elect this option. The proceeds of a telephone redemption will be sent to the shareholder at his address or to his bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. Redemptions following an investment by check will not be effected until the check has cleared, which could take up to 15 days after investment.

798315.2


The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption which was not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days' written notice to shareholders.

A shareholder making a telephone withdrawal should call the Fund at 212-830-5220; outside New York State at 800-241-3263 and state (i) the name of the shareholder appearing on the Fund's records, (ii) his account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually, the proceeds are sent to the investor on the same Fund Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., New York City time.

Retirement Plans

The Fund has available a form of Individual Retirement Account ("IRA") for investment in Fund shares. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

The minimum initial investment for all such retirement plans is $1,000. The minimum for all subsequent investments is $100.

Under the Internal Revenue Code of 1986, as amended (the "Code"), individuals may make wholly or partly tax deductible IRA contributions of up to $2,000 annually (married individuals filing joint returns may each contribute up to $2,000 ($4,000 in the aggregate) even where one spouse is not working if certain conditions are met), depending on whether they are active participants in an employer sponsored retirement plan and on their income level. Dividends and distributions held in an IRA account are not taxed until withdrawn in accordance with the provisions of the Code. Beginning January 1, 1998, investors satisfying statutory income level requirements may make non-deductible contributions of up to $2,000 annually to Roth IRA, distributions from a Roth IRA are not subject to tax if a statutory five year holding period requirement is satisfied. Under certain circumstances, individuals may establish education IRAs. Education IRAs permit eligible individuals to contribute up to $500 per year per beneficiary under 18 years old. Distributions from an education IRA are generally excluded from income when used for qualified higher education expenses.

Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code, and, prior to a withdrawal, shareholders may be required to certify their age and awareness of such restrictions in writing. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Distributor at 600 Fifth Avenue, New York, New York 10020, (212) 830-5200.

Net Asset Value

The Fund determines the net asset value of the shares of the Portfolio (computed separately for each Class of shares) of the Portfolio as of 4:00 p.m., New York city time, by dividing the value of each Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of the Portfolio at the time the determination is made. The Portfolio determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means any day on which the New York Stock Exchange is open for trading. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order. The Portfolio may have portfolio securities that are primarily listed on foreign exchanges that trade on weekdays or other days when the Fund does not price its shares, and thus the Portfolio's shares may change on days when Shareholders will not be able to purchase or redeem the Portfolio's Shares.

Municipal obligations are priced on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The valuations provided by such pricing service will be based upon fair market value determined on the basis of the

798315.2


factors listed above. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Non-tax-exempt securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by the Board of Directors.

IX. TAXATION OF THE FUND

Federal Income Taxes

The Fund intends to cause the Portfolio to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Portfolio must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, taxable interest, dividends and the excess of net short-term capital gains over net long-term capital losses), and meet certain sources of income, diversification of assets and other requirements of the Code. If the Portfolio meets these requirements and elects to be treated as a regulated investment company, the Portfolio generally will not be subject to Federal income tax on its investment company taxable income or on its net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Portfolio as capital gain dividends and distributed to shareholders. If the Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will generally be taxed to shareholders as ordinary income. In determining the amount of net capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount to be distributed. In addition, any losses incurred in the taxable year subsequent to October 31 will be deferred to the next taxable year and used to reduce distributions in the subsequent year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the imposition of the excise tax, for each calendar year the Portfolio must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of its capital gain net income (the excess of its capital gains over capital losses, reduced by certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Portfolio during October, November or December of that year to shareholders of record on a date in such a month and paid during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

X. UNDERWRITERS

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge. The Distributor does not receive an underwriting commission. In effecting sales of Fund shares under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. In the opinion of the Manager, however, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Directors will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

XI. CALCULATION OF PERFORMANCE DATA

Average annual total return is a measure of the average annual compounded rate of return of $1,000,000 invested at the maximum public offering price over a specified period, which assumes that any dividends or capital gains

798315.2


distributions are automatically reinvested in the Portfolio rather than paid to the investor in cash. Total return is calculated with the same assumptions and shows the aggregate return on an investment over a specified period.

The formula for total return used by the Portfolio includes three steps: (1) adding to the total number of shares purchased by the hypothetical investment in the portfolio all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investments as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment and annualizing the result for periods of less than one year.

The Portfolio computes yield by annualizing net investment income in a particular class per share for a recent 30-day period and dividing that amount by a Portfolio's share's maximum public offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. The Portfolio's yield will vary from time to time depending upon market conditions, the composition of the Portfolio and operating expenses of the Portfolio.

Total return and yield may be stated with or without giving effect to any expense limitations in effect for the Portfolio.

The Fund's Annual Report to shareholders will contain information regarding the Fund's Performance and, when available, will be provided without charge, upon request.

XII. FINANCIAL STATEMENTS

[The audited financial statements for the Fund for the fiscal year ended November 30, 1998 and the report therein of McGladrey & Pullen, LLP are herein incorporated by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge.]

798315.2


DESCRIPTION OF RATINGS*

Moody's Investors Service, Inc. ("Moody's")

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

An application for rating was not received or accepted.

1. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

2. There is a lack of essential data pertaining to the issue or issuer.

3. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.

* As described by the rating agencies.

798315.2


Standard & Poor's Rating Services, a division of the McGraw-Hill Companies
("S&P")

AAA: Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch Investors Service, Inc.

AAA: Securities in this category are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Securities in this category are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as securities rated "AAA." As securities rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Securities in this category are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than securities with higher ratings.

BBB: Securities in this category are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

BB: Securities are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Securities are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Securities have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Securities are minimally protected. Default in payment of interest and/or principal seems probable over time.

798315.2


C: Securities are in imminent default in payment of interest or principal.

DDD, DD, and D: Securities are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C (i.e. five categories below BBB) may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Duff & Phelps Credit Rating Co.

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB: Below-average protection factors but within the definition of investment grade securities but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP: Preferred stock with dividend arrearages.

Plus (+) or Minus (-): The ratings from AA to C (i.e. five categories below BBB) may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

798315.2

                           PART C - OTHER INFORMATION
Item 23.          Exhibits

      *           (a) Articles of Incorporation of the Registrant.

      *           (b) By-Laws of the Registrant.

                  (c) Not applicable

                  (d) Form of Investment Management Contract between the Registrant and Back Bay Advisors, L.P. (Filed as Exhibit (5) to Pre-Effective Amendment No. 1 to the registration Statement on December 11, 1997 and incorporated herein by reference).

                  (e) Form of Distribution Agreement (Filed as Exhibit (15.2) to Pre-Effective Amendment No. 1 to the registration Statement on December 11, 1997 and incorporated herein by reference).

                  (f) Not applicable.

                  (g) Form of Custody Agreement between the Registrant and Investors Fiduciary Trust Company. (Filed as Exhibit (8) to Pre-Effective Amendment No. 1 to the registration Statement on December 11, 1997 and incorporated herein by reference).

                  (h) Form of Administrative Services Agreement between the Registrant and Reich & Tang Asset Management L.P. (Filed as Exhibit (9.11) to Pre-Effective Amendment No. 1 to the registration Statement on December 11, 1997 and incorporated herein by reference).

                  (i) Opinion of Messrs. Battle Fowler LLP and Consent as to the use of their name under the headings "Federal Income Taxes" in the Prospectus and "Counsel and Auditors" in the Statement of Additional Information. (Filed as Exhibit (10) to Pre-Effective Amendment No. 1 to the registration Statement on December 11, 1997 and incorporated herein by reference).

                  (j) Consent of Independent Auditors.

                  (k)  Audited  Financial  Statements  for the fiscal year ended
                  November   30,  1998  (filed  with  the  annual   report)  and
                  incorporated herein by reference).

                  (l) Written assurance of New England Investment Companies, L.P. that its purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling. (Filed as Exhibit (13) to Pre-Effective Amendment No. 1 to the registration Statement on December 11, 1997 and incorporated herein by reference).

                  (m) Form of Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. (Filed as Exhibit (15.1) to Pre-Effective Amendment No. 1 to the registration Statement on December 11, 1997 and incorporated herein by reference).

                  (m.1) Form of Distribution Agreement between the Registrant and Reich & Tang Distributors L.P. (Filed as Exhibit (15.2) to Pre-Effective Amendment No. 1 to the registration Statement on December 11, 1997 and incorporated herein by reference).

                  (m.2) Form of Shareholder Servicing Agreements (with respect to Class B and C only) between the Registrant and Reich & Tang Distributors L.P. (Filed as Exhibit (15.3) to Pre-Effective Amendment No. 1 to the registration Statement on December 11, 1997 and incorporated herein by reference).

                  (n) Financial Data Schedule (For EDGAR Filing Only)

                  (o)  18f-3   Multi-Class   Plan.  (Filed  as  Exhibit  (1)  to
                  Pre-Effective Amendment No. 18 to the registration Statement on December 11, 1997 and incorporated herein by reference).

                  (p)   Powers  of   Attorney.   (Filed  as   Exhibit   (16)  to
                  Pre-Effective Amendment No. 1 to the registration Statement on December 11, 1997 and incorporated herein by reference).

* Filed with Registration Statement No. 333-33831 on August 18, 1997, and incorporated by reference herein.

Item 24.       Persons controlled by or Under Common Control with Registrant.

                     None.

Item 25.       Indemnification.

               The registrant incorporates by reference the response to Item 25 of Part II of the Registrants Registration Statement on Form N-1A filed with the Commission on December 11, 1997.

Item 26.       Business and Other Connections of Investment Adviser.

               The description of the Back Bay Advisors, L.P. ("BBALLP") under the caption "Management of the Fund" in the Statement of Additional Information constituting part B of the Registration Statement is incorporated herein by reference.

       The Manager is a Delaware limited partnership and a registered investment adviser under the 1940 Act, with its principal office at 399 Boylston Street, Boston, Massachusetts 02116-3310. The Manager provides discretionary investment management services to mutual funds and other institutional investors. Formed in 1986, the Manager now manages 14 mutual fund portfolios and as of June 30, 1997, was investment manager, adviser or supervisor with respect to assets aggregating in excess of $7 billion, primarily mutual fund and institutional fixed-income portfolios. Ms. Catherine L. Bunting and Mr. Peter W. Palfrey are primarily responsible for the day-to-day investment management of the Portfolio. Ms. Bunting has served as Senior Vice President of the Manager since 1988. Mr. Palfrey has served as Vice President of the Manager since 1993. Prior to 1993, Mr. Palfrey was employed by Mutual of New York Capital Management as a Vice President.

       Peter S. Voss, President, Chief Executive Officer and a Director of NVEST Corporation (formerly New England Investment Companies, Inc.) since October 1992, Chairman of the Board of NVEST Corporation since December 1992, Group Executive Vice President, Bank of America, responsible for the global asset management private banking businesses, from April 1992 to October 1992, Executive Vice President of Security Pacific Bank, and Chief Executive Officer of Security Pacific Hoare Govett Companies, a wholly owned subsidiary of Security Pacific Corporation, from April 1988 to April 1992, Director of The New England since March 1993, Chairman of the Board of Directors of NVEST Corporation's subsidiaries other than Loomis, Sayles & Company, Incorporated ("Loomis") and Back Bay Advisors, Inc. ("Back Bay"), where he serves as a Director, and Chairman of the Board of Trustees of all of the mutual funds in the TNE Fund Group and the Zenith Funds. G. Neal Ryland, Executive Vice President, Treasurer and Chief Financial Officer NVEST Corporation since July 1993, Executive Vice President and Chief Financial Officer of The Boston
Company, a diversified financial services company, from March 1989 until July 1993; from September 1985 to December 1988, Mr. Ryland was employed by Kenner Parker Toys, Inc. as Senior Vice President and Chief Financial Officer. Edward
N. Wadsworth, Executive Vice President, General Counsel, Clerk and Secretary of NVEST Corporation since December 1989, Senior Vice President and Associate General Counsel of The New England from 1984 until December 1992, and Secretary of Westpeak and Draycott and the Treasurer of NVEST Corporation. During the past two fiscal years, Charles T. Wallis has served as President and Chief Executive Officer of the Manager and a Director for NEF Corporation. Charles G. Glueck has served as Senior Vice President of the Manager. Scott A. Milliment has served as Executive Vice President of the Manager and also as Senior Vice President and manager of Carroll, McEntee & McGinley which is located at Chicago Board of Trade, 141 West Jackson Boulevard, Chicago, IL 60634. Edgar M. Reed has served as Executive Vice President and Chief Investment Officer of the Manager and also as head of the Fixed Income Management Group at Aetna Capital Management, 151 Farmington Avenue, Hartford, CT 06156. J. Scott Nicholson has served as Senior Vice President of the Manager. Catherine Bunting has served as Senior Vice President of the Manager. Nathan R. Wentworth, Peter Palfrey, Harold B. Bjornson and Eric Gutterson have all served as Vice President of the Manager. Paul Zamagni has served as Vice President and Treasurer of the Manager. Peter Hanson has served as Secretary and Clerk of the Manager.

Item 27.      Principal Underwriters.

         (a) Reich & Tang Distributors, Inc., the Registrant's Distributor is also distributor for California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund, Inc., Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income, Inc., Pax World Money Market Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc., Tax Exempt Proceeds Fund, Inc. and Virginia Daily Municipal Income Fund, Inc.

         (b) The following are the directors and officers of Reich & Tang Asset Distributors, Inc. The principal business address of Messrs. Voss, Ryland, and Wadsworth is 399 Boylston Street, Boston, Massachusetts 02116. For all other persons the principal address is 600 Fifth Avenue, New York, New York 10020.


Positions and Offices
With the General Partner       Positions and Offices
Name                              of the Distributor          With Registrant
-----------------------------------------------------------------------------

Peter S. Voss                  Director                            None
G. Neal Ryland                 Director                            None
Edward N. Wadsworth            Executive Officer                   None
Richard E. Smith III           President & Director                None
Steven W. Duff                 Director                            President and Director
Bernadette N. Finn             Vice President                      Secretary
Lorraine C. Hysler             Secretary                           None
Richard De Sanctis             Vice President and Treasurer        Treasurer
Richard I. Weiner              Vice President                      None
Peter DeMarco                  Executive Vice President            None


         (c) Not applicable

Item 28.       Location of Accounts and Records.

               Accounts,  books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of Registrant at Back Bay Advisors, L.P., 399 Boylston Street, Boston, Massachusetts 02116-3310, the Registrant's Manager; Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York, the Registrant's transfer agent and dividend agent; and at Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, the Registrant's custodian.

Item 29.       Management Services.

               Not Applicable.

Item 30.       Undertakings.

               Not applicable.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(a) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of January, 1999

                                 BACK BAY FUNDS, INC.



                                 By:/s/ Bernadette N. Finn
                                    ----------------------
                                    Bernadette N. Finn, Secretary


               Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated below.


       Signature                                 Title               Date

(1)    Principal Executive Officer:      Chairman and President      January 29, 1999
       Edgar M. Reed


       By:  /s/ Bernadette N. Finn
            -----------------------
            Bernadette N. Finn
            Attorney-in-Fact*


(2)    Principal Financial and           Treasurer                   January 29, 1999
       Accounting Officer


       By:  /s/ Richard De Sanctis
            ----------------------
            Richard De Sanctis


(3)    Majority of Directors

       Edgar M. Reed                     Director                    January 29, 1999
       W. Giles Mellon                   Director
       Yung Wong                         Director
       Robert Straniere                  Director


       By:  /s/ Bernadette N. Finn
            ----------------------
            Bernadette N. Finn
            Attorney-in-Fact*


------------------
*
Powers of Attorney, filed as Exhibit (16) with Pre-Effective Amendment No. 1 to the Registration Statement on December 11, 1997 and incorporated herein by reference.